N-2	Nov. 22, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001990804
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-274405
Investment Company Act File Number	811-23900
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	9
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	9
Entity Registrant Name	ABL Longevity Growth and Income Fund
Entity Address, Address Line One	2101 Park Center Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum Sales Load ( as a percent of offering price) (2)	5%
Redemption Fee (3)	1%

(1)
The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you to understand the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.

(2)	Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. See “PLAN OF DISTRIBUTION.”

(3)
Shareholders may be subject to a redemption fee on share repurchased during the first 365 days after their purchase. A redemption fee of 1.00% may be imposed on certain repurchases of shares made within 12 months of the date of purchase on shares purchased without an initial sales charge.

Sales Load [Percent]	5.00%	[1],[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2],[3]
Annual Expenses [Table Text Block]
Annual Expenses ( as a percentage of net assets attributable to common shares )
Management Fees (4)	1.45 % per annum
Other Expenses (5)
Shareholder Servicing Expenses (6)	0.15%
Distribution Fee (7)	0.25%
Remaining Other Expenses (8)	0.10%
Total Annual Expenses	1.95%

(4)	The Management Fee presented may be adjusted downward, but never upward, as more fully described on page 7.

(5)
Amounts assumes that the Fund sells $50,000,000 worth of shares during the Fund’s first 12 months and that the Fund’s net offering proceeds from such sales equal $47,500,000. Expenses are
estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount over the following 12 months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $50,000,000 worth of shares during the 12 months following the date on which this Registration Statement first becomes effective (the “Effective Date”).

(6)
The Fund may charge a shareholder servicing fee of up to 0.15% per year. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up
withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund may reasonably request. For more information regarding Shareholder Servicing Expenses, see
“PLAN OF DISTRIBUTION.”

The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment. The example assumes annual expenses attributable to shares remain unchanged from the levels described in the Fund Expenses Table above (excluding any Acquired Fund Fees and Expenses) and shares earn a 5% annual return:

Management Fees [Percent]	1.45%	[4]
Distribution/Servicing Fees [Percent]	0.25%	[2],[5]
Loan Servicing Fees [Percent]	0.15%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.10%	[2],[7]
Total Annual Expenses [Percent]	1.95%
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
NAV	$20	$68	$123	$297
5% Load	$70	$118	$173	$347

Purpose of Fee Table , Note [Text Block]	The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Basis of Transaction Fees, Note [Text Block]	as a percent of offering price	[1],[2]
Other Expenses, Note [Text Block]
Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.

Management Fee not based on Net Assets, Note [Text Block]	The Management Fee presented may be adjusted downward, but never upward, as more fully described on page 7.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES
Investment Objectives and Policies
Investment Objectives
.
The Fund’s investment objectives are to realize long term appreciation and current income. Under normal circumstances the Fund intends to deploy the proceeds of this offering into an actively managed large and diversified portfolio of Longevity Assets, including Mortality Contracts and Annuity Contracts. The Manager’s Investment Committee expects that investments in the Longevity Assets will provide the shareholders a return on investment. There can be no guarantee that the Fund will realize a positive return.
The Fund can change its investment objectives with the appropriate affirmative vote of a majority of the shares. The primary focus of the Fund is to effectively deploy under normal circumstances the proceeds of its offering into a diverse and actively managed portfolio consisting mainly of Mortality Contracts. We may also acquire a limited amount of, fixed and variable Annuity Contracts, and other permitted securities. Residual amounts from sales of shares, distributions from Annuity Contracts and sales and distributions from other securities will be maintained for cash flow purposes and used to pay Mortality Contract premiums, fund share repurchases with excess available to pay dividends on the shares. Maturity and sales of Mortality Contracts are expected to assist the Fund to pay dividends and may also be maintained for cashflow purposes. The Fund may consider purchasing Annuity Contracts that pay distributions expected to match the future premium requirements of Mortality Contracts.
The Fund expects that its initial portfolio will be weighted heavily toward fixed Mortality Contracts, however the Fund anticipates the portfolio consisting of at least forty percent (40%) variable Mortality Contracts following its first year of operation. Ultimately, the Fund anticipates maintaining a Longevity Asset portfolio that is marginally weighted toward fixed Mortality Contracts.
Investment Strategy and Criteria Used in Selecting Investments
We believe ABL Technologies’ Valuation Methodology has the ability to quickly process large probability models to better predict the mortality associated with Longevity Assets over a large set of data metrics, which in turn assists with assessing the risk-versus-return distribution rating per Longevity Asset. Of primary importance is the valuation of the assets, as well as our confidence around these values. We utilize a wide range of metrics to assess the risk level of each policy, which may include, age, sex, estimated life expectancy, estimated survival probability, estimated maturity probability, discounts to face value, medical advancements and market feedback. In accordance with our investment policy, we thoroughly evaluate each policy using the valuation metrics before making investment decisions. This process allows us to identify policies that we believe align with our risk tolerance and investment objectives. By adhering to this methodology, we aim to optimize our portfolio composition and maximize returns for our investors.
The Manager, as Valuation Designee, is responsible for valuing the assets, subject to the oversight and approval of our Board. For purposes of calculating NAV, certain Mortality Contracts will initially be valued at the purchase price and then re-valued on the next valuation date which is usually the next business day to fair value. Mortality Contracts generally appreciate as the policyholders age and the expense to maintain a Mortality Contract increases if the policyholder lives longer than the expected life span. See “DETERMINATION OF NET ASSET VALUE.” For purposes of calculating AUM to determine the Management Fee, Longevity Assets will always be valued at the lower of purchase price or actual valuation. Note that Independent Trustees will review and affirm or reject, as appropriate, any NAV or AUM valuation determination made by the Manager. The Manager will provide quarterly and annual reports (or more often, if appropriate) to the Board regarding the results of the Manager’s findings of fair value, risk assessments, and corrective actions, if any.
The Fund’s Valuation Policies require the Valuation Designee to consider the mortality curve applied to the Mortality Contract at the time it was purchased, the premiums paid in respect of the Mortality Contract since it was acquired, any change in the credit risk of the insurer, and any change in the mortality curve associated with the insured covered by the contract. The mortality curve is derived from the Society of Actuaries Mortality tables plus the Fund’s internal inputs and ABL Technologies’ Valuation Methodology, which the Fund uses to create a probability curve of survival and is then applied to the present value of the policy’s premiums and net death benefit.
Upon the Manager’s receipt of a notice that an insured covered by a contract held by the Fund has matured, the net cash proceeds expected to be collected from the relevant insurer will be added to the value of the Fund, and the value of the Mortality Contracts from which such proceeds are derived will be reduced to zero.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the values of the investments it holds. This will cause the per share NAV of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should carefully consider the following risks the Fund faces, together with the other information contained in the Prospectus. If any of these risks discussed in this Prospectus occurs, the Fund’s results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.
Volatile Markets Risks
. Markets experience periods of disruption and instability from time to time. The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Mortality Contract Market Volatility.
The market for Mortality Contracts is a relatively new and rapidly developing market within the financial services sector. Although it has grown substantially in the past several years, how and to what extent it will continue to develop is uncertain. As more investors flow into the market for Mortality Contracts, margins may be squeezed, and the purchase price of Mortality Contracts may become comparatively more expensive or subject to greater competition. There can be no assurance that Mortality Contracts will be available to the Fund on satisfactory or competitive terms.
Non-Diversification
Risk
. The value of a specific asset class or issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified
fund, the Fund may invest more than 5% of its total assets in the Longevity Assets of one or more issuers measured at the time of the acquisition of such Longevity Asset. The Fund’s performance may be more sensitive to any single economic, business, legal, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s Longevity Assets that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, including as a result of legal or regulatory issues or cybersecurity incidents.
Valuation of Longevity
Asset
s Risks
. The Fund’s assets and liabilities are valued by the Manager pursuant to ABL Technologies’ Valuation Methodology and the Manager’s Valuation Policy, which has been approved by the Board and remains subject to continuous Board review and oversight.
The majority of the Fund’s portfolio investments do not have a readily determinable market price and will be fair valued pursuant to the Valuation Policy. The valuation of Longevity Assets involves inherent uncertainty (including, without limitation, the mortality related underwriting of insureds and future changes to premium payment schedules). The Valuation Policy, and procedures of ABL Technologies adopted by the Manager relating to the implementation of the Valuation Policy, are subject to change and may be revised from time to time. There is no guarantee that the value determined with respect to a particular Longevity Asset will represent the value that the Fund uses to calculate management fees, or that would be realized upon in the event of an immediate disposition of the investment, or that such valuation accurately reflects value of such Longevity Asset on the date of sale or at maturity. Such uncertainties as to the valuation of Longevity Assets could have an impact on the net asset value of the Fund and require adjustments to reported net asset values (i.e., if the earlier judgments of the Manager regarding the appropriate valuation should prove to be incorrect).
Although the Manager will leverage ABL Technologies’ Valuation Methodology, dataset, and predictive analytic tools as part of its fair valuation of Longevity Assets of the Fund, this is not a guarantee that the valuation estimate will accurately reflect the resulting revenue to the Fund and is solely the opinion of the Manager. Additionally, there is no guarantee that any specific data or type of data obtained by the Manager or ABL Technologies as part of the Manager’s fair valuation of Longevity Assets of the Fund will be (i) the most accurate data available or (ii) free from errors.
The Fund does not make specific estimates of the cost to maintain each Mortality Contract.
For Mortality Contracts in the Fund’s portfolio, the Fund will be responsible for maintaining such Mortality Contracts in force, including paying insurance premiums and servicing costs. If a life insurance issuer increases the premium charged for certain Mortality Contracts, the amounts required to be paid for premiums will increase, requiring the Fund to incur additional costs for such Mortality Contract, which may adversely and materially affect returns on such Mortality Contract and consequently reduce the value of the Fund.
In the event a life insurance issuer experiences significantly higher than anticipated expenses associated with operation and/or policy administration, or, in some instances, lower investment returns, the life insurance issuer may have the right to increase the charges to its contract owners (usually limited by guaranteed caps).
Since
mid-2015,
more than fifteen life insurance issuers have instituted premium increases. While these life insurance issuers did not specify the reason for the increases, it is generally believed that a low interest rate environment was a significant contributing factor in the decision to raise the cost of insurance. In many cases, these increases were material. There can be no assurance that Mortality Contracts acquired by the Fund will not be subject to increased costs, including increased premium and servicing fees. If any of the Fund’s Mortality Contracts are affected by a cost increases the value of such Mortality Contract may be materially reduced or the Fund may decide or may be forced to allow such Mortality Contract to lapse, in either case resulting in a loss to the Fund.
In determining the fair value of Mortality Contracts, the Manager does not make specific estimates of the present value cost of premium for each contract. Instead, the Manager will utilize the A.M. Best Company rating of each life insurance carrier as a proxy for the likelihood of any insurance premium increases. While the Manager believes that the use of the A.M. Best Company ratings serve as an effective proxy for the probability of any increase in cost of insurance for any given Mortality Contract, there can be no assurance that this will accurately reflect any future cost of insurance premium increases.
The Fund relies primarily on one life expectancy service provider for valuation of Fund assets.
The Manager believes that life expectancy is one of the most critical factors for accurate valuation of a Mortality Contract. Consistent with standard industry practice, the Manager expects to engage multiple life expectance providers to determine whether or not to purchase a Mortality Contract but to primarily use a single life expectancy provider to estimate the longevity of the named insureds for each Mortality Contract in the Fund’s portfolio for ongoing valuation after purchase While the Manager believes that Lapetus Solutions’ life expectancy reports provide the Manager with the best and most conservative information to accurately value Mortality Contracts, the Manager does not guarantee that Lapetus Solutions’ life expectancy reports are the most accurate reports available. Moreover, to the extent that Lapetus Solutions is unable to provide life expectancy reports on a prompt basis, the Manager may be required to access alternative life expectancy service providers that may not provide the same level of detail and support as the Manager believes it receives from Lapetus Solutions. In addition, to the extent that there are errors, biases, or deficiencies in the data obtained and analyzed by a third-party life expectancy service provider, such deficiencies will impact the life expectancy reports reviewed by the Manager and may impact the valuation determination developed by the Manager.
The Fund estimates the fair value and discount to face value of each Mortality Contract by leveraging ABL Technologies’ database of over 1,000 historical, proprietary trades.
The Manager leverages ABL Technologies’ dataset of over 1,000 Longevity Asset transactions transacted by affiliates of the Manager to compare potential transactions against completed trades. To the extent that there are any errors or deficiencies in this dataset, the Manager’s valuation may be adversely affected by such deficiencies. Moreover, to the extent that the Manager’s affiliates are unable in the future to maintain a similar quantity of transactions, ABL Technologies’ dataset may not represent a large enough sample size to accurately support the Manager’s valuation process. In such event, the Fund’s Valuation Designee and Manager’s investment committee may be unable to obtain a suitable replacement dataset for its valuation of Fund assets, determination of fair value, and estimation of value for purchases and sales of portfolio assets.
Longevity Asset Litigation Risk
. The acquisition of certain Mortality Contracts has been subjected to allegations of fraud and misconduct as reflected in certain litigated cases. Some of these cases, some of which have been brought by regulatory authorities, involve allegations of fraud, breaches of fiduciary duty, bid, rigging, non-disclosure
of material facts and associated misconduct. Lawsuits have also been brought by some Mortality Contract issuers that challenge the legality of the original issuance of certain Mortality Contracts based on lack of insurable interest, fraud and misrepresentation grounds. More recently, the estates or heirs of named insures have brought suit against purchasers of Mortality Contracts following the named insured’ death seeking to recover the death benefits paid under these Mortality Contracts based on state laws that entitle the estates or heirs of insureds to recover death benefits paid to parties without a valid insurable interest.
Uncertainty of Market for Longevity Assets
. Demand for, and pricing of, Longevity Assets depends significantly on, among other things: (i) the health, medical condition and estimated life expectancy of the named insured under a Mortality Contract; (ii) changes in general economic conditions, including interest rates, inflation rates, government regulations, overall industry conditions (with significant capital being deployed in this space over the past few years), political conditions, volatility in the financial markets, and the legislative and regulatory environment; and (iii) additional factors including mortality tables then in use by industry professionals. Accordingly, the Fund may not be successful to identify and acquire suitable Mortality Contracts. If the Fund succeeds in acquiring Longevity Assets, these same factors affecting demand for and pricing of Longevity Assets may make it difficult for the Fund to dispose of such Longevity Assets prior to a named insured’s death. The market for Longevity Assets may not be liquid when the Fund desires to sell and finding counterparties is uncertain. These uncertainties may result in the Issuer paying too much for Longevity Assets or selling Longevity Assets at too low a price. Furthermore, should the Fund need to sell Longevity Assets for liquidity reasons it may not be able to do so at prices acceptable to the Sponsor or at all. All of the foregoing could adversely affect the Fund’s ability to execute its investment strategy and meet its investment objectives.
Longevity Assets Acquisition Risk
. The pace of the Fund’s acquisitions depends on the availability of Longevity Assets that meet the Fund’s eligibility criteria and other purchase parameters. The supply of Longevity Assets that meet the Fund’s criteria is limited, and thus the period required for the Fund to be fully invested could be extremely long and the prices for such Longevity Assets may be higher than standard pricing models will predict. There are only a limited number of Longevity Assets available in the market from time to time. There can be no assurance that the Fund will be able to source Longevity Assets on terms acceptable to the Fund. Changes in the economy and other changed circumstances may result in a reduced supply of Longevity Assets. Such changes could result from, among other things: (i) improvement in the economy, generating higher investment returns to insureds and other owners of Longevity Assets from their investment portfolios; (ii) improvements in health insurance coverage, limiting the need of insureds to obtain funds to pay the cost of their medical treatment by selling their Longevity Assets; (iii) the entry into the market of less reputable third-party brokers who submit inaccurate or false Longevity Assets information to the Issuer; (iv) the establishment of new licensing requirements for market participants and a delay in complying or an inability to comply with such new requirements; or (v) refusal of the carrier that issued a Longevity Asset to consent to its transfer. A change in the availability of Longevity Assets could adversely affect the Fund’s ability to execute its investment strategy and meet its investment objectives.
Competition to Purchase Mortality Contracts by Issuers
. Recently, certain Mortality Contract issuers began offering to purchase certain of their in-force
Mortality Contracts from their current insureds by offering “enhanced cash surrender value payments,” and thus competing directly with secondary and tertiary market participants. Life settlement industry professionals who transact in Mortality Contracts have attacked the legality of these issuer repurchases, and some state insurance regulators have declared that these repurchase offers are unlawful, while other state insurance regulators have approved them. To the extent that life insurance issuers can repurchase their own in-force
Mortality Contracts at enhanced surrender values, they present additional competition to the Fund to acquire Mortality Contracts.
Uncertainty of Life Expectancy Estimates for Mortality Contracts
. Secondary and tertiary market prices for Mortality Contracts depend, in large measure, upon the estimated life expectancy of the named insureds. The return to the Fund on Mortality Contracts is heavily dependent on the accuracy of the longevity estimate as compared to such insured’s or annuitant’s actual life. The medical underwriting process underlying life expectancy estimates is highly subjective, and mortality and longevity estimates are inherently uncertain. In addition, there can be no assurance that the applicable medical underwriting firm received accurate or complete information regarding the health of an insured under a Mortality Contract, or that such insured’s health has not changed following delivery. Different medical underwriting firms use different methods and may arrive at materially different longevity estimates for the same individual based on the same information, thus causing the value of a Mortality Contract to vary. Moreover, as methods of calculating mortality estimates change over time, a mortality estimate prepared by any medical underwriting firm in connection with the acquisition of Mortality Contracts may be different from a mortality estimate prepared by the same person at a different point in time. Therefore, the estimated value of Mortality Contracts may vary depending on the date of the longevity estimate and the medical underwriting firms who provide such estimates.
For the reasons stated above, the actual longevity of an insured may be materially different than the estimated longevity. If the actual longevity is longer than projected, it would negatively impact the timing of distributions and return on investment to the investors. If too many longevity estimates are materially underestimated, the Fund may be unable to meet its investment objectives and goals. Relatedly, the actual longevity of an annuitant would negatively impact the return to the Fund if the actual longevity of the annuitant is shorter than expected. The business of rendering life expectancies for individual insured is generally not regulated by the U.S. federal or state governments with the exception of the states of Florida and Texas, which require life expectancy providers to register with their respective offices of insurance regulation. There can be no assurance that this business will not become more broadly regulated and, if so, that any such regulation would not have a material adverse effect on the ability of the Fund to obtain life expectancies of insured (if needed) in connection with the purchase, maintenance and sale of Longevity Assets.
Improvements in Medicine and Disease Treatment
. In addition to other factors affecting the accuracy of life expectancy estimates, improvements in medicine, disease treatment, pharmaceuticals, other medical and health services, better access to health care, better adherence to treatment plans, improved nutritional habits, improved lifestyle, an improved economic environment and a higher standard of living could lead to increases in the longevity of the insureds. If insureds outlive their longevity estimates, the cost to the Fund to maintain the related Mortality Contract may increase (both in duration of payments and potential increases in costs of premium and servicing) and profitability of the Mortality Contract could decrease; however, to the extent that a Mortality Contract is matched with an Annuity Contract on the named insured’s life, the Annuity Contract may offset some or cover the increased Mortality Contract costs (including premium and servicing costs) resulting in delays in distribution timing.
Validity of (updated) Underwriting Tables Used by Medical Underwriters for Certain Mortality Contracts.
The Valuation Methodology utilized by the Manager to conduct a fair valuation review of Longevity Assets of the Fund leverages an amended form of the U.S. Society of Actuaries 2015 Valuation Basic Table, or later tables as such becomes available and adopted (the “Basic Table”). Although the relevance and accuracy of the Basic Table is checked on a regular basis, there is no guarantee that the valuation of a Longevity Asset will not be overstated or understated in the event the Basic Table is based on outdated statistics. The Manager and the Fund are not responsible for incorrect valuations of the Longevity Asset made in good faith, whether due to inaccuracies of the Basic Table or otherwise. There is currently insufficient historical data on the accuracy of life expectancy predictions as against actual lives measured. Moreover, the Manager does not rely exclusively on historical data because of the reasons set forth above, including advances in modern medicine. It is impossible to predict with certainty any insured’s life expectancy.
Risk of Premium Funding on Portfolio Mortality Contracts
. In order to realize on its investment in Mortality Contracts, the Fund must ensure that its Mortality Contract remain in force. Failure by the Fund to pay premiums on Mortality Contracts when due could result in termination or “lapse” of such Mortality Contracts and will result in the loss of the Fund’s investment in such Mortality Contract. The Fund will be relying on the Manager and its servicers to determine premium requirements, and the Fund must in turn build those requirements into its projection of cost for the Mortality Contract and cash flow needs for the Fund. The Fund may reserve funds to pay future premiums as well as to service repurchase requirements. The reservation of assets to pay premium and fund repurchases likely will required to hold cash in low or no interest bearing accounts which will in turn result in lower returns to shareholders.
Liquidity Risks Relating to the Longevity Assets
. The liquidation value of Longevity Assets is important where, for example, it becomes necessary to sell Longevity Assets in order to meet the Fund’s cash flow needs. At particular times, liquidation of Longevity Assets may not be a viable option to meet the Fund’s liquidity requirements because, among other things: (i) the lack of a market for such Longevity Assets at the time; (ii) the uncertainties surrounding the liquidation value of an individual Longevity Asset; (iii) the extensive amount of time and effort it might take to sell a Longevity Asset; (iv) the effect excessive sales of Longevity Assets may have on transactions and future cash flows; and (v) the tax consequences. If the Fund cannot timely liquidate assets to fund its cashflow needs, it may need to look to other sources such as additional share sales (which could dilute investors’ investments), borrowing (as the same may be limited by the rules and regulations of the Investment Company Act) or allowing certain Mortality Contracts to lapse.
In addition, the Fund’s liquidity needs may be greater in the early years of its establishment, especially since empirical evidence from various portfolios of certain Mortality Contracts suggests that fewer deaths occur in the early years of a portfolio. A method of mitigating liquidity risks is for the Fund to have adequate cash in reserve to meet short-term cash flow needs. The disadvantage of this is that a large amount of cash in reserve reduces the amount of Longevity Assets that the Issuer can acquire for its portfolio and therefore the potential returns.
Origination Risks for Acquiring Certain Mortality Contracts
. In addition to the risks relating to insurable interest, the Fund also faces the risk that an original owner of certain Mortality Contracts, the related insured, the insurance agent involved in the issuance of such Mortality Contract, or other party may have committed fraud, or misstated or failed to provide material information in connection with the origination or subsequent sale of such Mortality Contract. While certain Mortality Contracts may not be challenged for fraud after the end of the two-year
contestability period, there may be situations where such fraud in connection with the issuance of certain Mortality Contract may survive the contestability period. If an issuing insurance company successfully challenges a Mortality Contract acquired by the Fund on the grounds of fraud, the Fund may lose its entire investment in such Morality Contract. Furthermore, if the age of an insured was misstated, the Issuer may receive lower death benefits than expected. In addition, there may be information directly relevant to the value of a Mortality Contract, including, but not limited to, information relating to the insured’s medical or financial condition, to which the Fund will not have access. It is not possible to verify the accuracy or completeness of each piece of information or the completeness of the overall information supplied by such parties. Any such misstatement or omission could cause the Fund to rely on assumptions which turn out to be inaccurate.

Additionally, there can be no assurance that the seller of a Mortality Contract properly acquired it from the former owner, or that a former beneficiary or other interested party will not attempt to challenge the validity of the transfer. The occurrence of any one or more of these factors could adversely affect the Fund’s performance and returns.
Credit Risk of Longevity Asset Issuers
. The Fund will assume the credit risk associated with Longevity Assets issued by various insurers. The failure or bankruptcy of any such Longevity Asset issuer could have a material adverse impact on the Fund’s ability to achieve its investment objectives. An Annuity Contract issuer’s business tends to track general economic and market conditions that are beyond the Fund’s control, including extended economic recessions, interest rate changes, the subprime lending market crisis or changes in investor perceptions regarding the strength of insurers generally and the Longevity Assets or annuities they offer. Adverse economic factors and volatility in the financial markets may have a material adverse effect on the Longevity Asset issuer’s business obligation to pay claims. Moreover, in the case of insolvency, certain state laws prioritize use of state bailout funds to make whole individual, rather than investor, policy holders.
Certain Longevity Assets May Expire When an Insured Attains a Certain Age
. Longevity Assets may have a stated expiration date when the named insured reaches a certain age and beyond such date the issuing insurance company may not be obligated to pay (i) further distributions on Annuity Contracts, or (ii) death benefits on a Mortality Contract (other than the cash surrender value which is usually a low value, if any), in accordance with the terms of such Mortality Contract. Therefore, if the named insured survives to the stated age set forth in the Longevity Asset, the issuing insurance company may (i) stop paying Annuity Contract distribution, or (ii) only be obligated to pay a surrender value on Mortality Contracts, which could have an adverse effect on the performance of the Fund.
Adverse Scrutiny or Publicity Related to the Fund or the Market for Longevity Assets
. Certain regulators, lawmakers and other governmental authorities, as well as many insurance companies and insurance industry organizations are hostile to or otherwise concerned about certain aspects of the longevity-contingent asset markets. Certain transactions pursuant to which Longevity Assets are acquired and certain parties that engage in such transactions have also been, and may continue to be, portrayed negatively in some widely read publications and other media. These industry opponents regularly contend that such transactions pursuant to which Longevity Assets are acquired are contrary to public policy by promoting financial speculation on human life and often involve elements of fraud and other wrongdoing. Continued public opposition to such transactions pursuant to which Longevity Assets are acquired, as well as actual or alleged wrongdoing by participants in the industry, could have a material adverse effect on the Fund, including on the value and/or liquidity of the Issuer’s investments.
Tracking the Insureds and Annuitants
. Generally, the Manager employs servicing and tracking agents to contact as appropriate and monitor insureds and annuitant (or their representatives). Where the insured has died, the longer it takes to learn of the death, the more premiums the Fund will have to pay (although premium payments made after the date of death should be ultimately refunded) and the further in the future the death benefits would be realized (resulting in an interest free loan to the policy issuer). In some U.S. states, regulators may limit the frequency of contacts that tracking agents may make to the Insured or an Insured’s representative or limit tracking agents’ access to named insureds’ medical records. Occasionally, Mortality Contract issuers encounter (or assert) situations where the body of the insured or reasonable other evidence of death cannot be located and/or identified. As a result, the death claim can be delayed by up to seven years, but ultimately the death benefit must be paid. Furthermore, there are also significant U.S. Federal and state laws relating to privacy of personal information, which laws will affect the operations of the servicing and tracking agents and their ability to properly service the Longevity Assets. Changes in the laws relating to the Social Security Administration’s Death Master File (the “Master File”) limit the effectiveness of the Master File as a tracking tool. These laws both limit the records included in the Master File and who may access it. Accordingly, these changes may make it more difficult to service Longevity Assets and tracking named insureds to learn about the deaths of the insureds. Servicing and tracking agents use other sources of information, including commercial databases that incorporate data from state Department of Motor Vehicle systems and obituary notices in order to track mortalities which are helpful, but not always complete.

Market Manipulation Risks
. While the risk of market manipulation exists in connection with transactions in any asset class, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional security. Similarly, there is not a formal trading market for Longevity Assets. Therefore, larger players in this asset class may have the ability to manipulate pricing for such contracts.
Management Risk
. The NAV of the Fund changes daily based on the performance of its portfolio investments and other factors. The Manager’s judgments about the value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Manager relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third-parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Manager’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Manager’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.
Leveraging Risk
. The use of leverage such as borrowing money or issuing shares of preferred stock to purchase Longevity Assets, if the Manager determines to use leverage, may magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.
While the Manager has no current intention to use leverage, other than a credit line for liquidity purposes for its quarterly repurchase obligations, under the provisions of the Investment Company Act, the Fund will be permitted, as a registered closed-end
investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the Investment Company Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the Investment Company Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or repurchase outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for Distributions to our common shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, the preferred stock will rank “Senior” to common stock in our capital structure, preferred shareholders will have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our common shareholders, and the issuance of shares of preferred stock could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.
Holders of any preferred stock we might issue could be granted rights to (i) elect members of our Board; (ii) have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and accordingly could veto any such changes; and/or (iii) impose restrictions on the declarations and payment of dividends or other Distributions to the holders of our common shares and preferred stock which might impair our ability to maintain our qualification as a RIC for Federal income tax purposes.

Service Provider Risks
.
The Fund will rely on service providers selected by the Manager, third-party originators or by borrowers to store, transfer, buy, sell, liquidate, record or otherwise service assets. Service providers will include affiliates of the Manager, such as ABL Technologies and LMA. The Fund will also rely on third-party life expectancy providers to support its valuations of the Longevity Assets. To the extent that a service provider or the technology deployed by a service provider fails to perform these tasks, the Fund’s investments may be adversely affected. These risks could affect the value of a particular investment, including the possible loss of the entire invested amount. Errors are inherent in the business and operations of any business, and, although the Sponsor will adopt measures to prevent and detect errors by, and misconduct of, counterparties and Service Providers, and transact with counterparties and Service Providers it believes to be reliable, such measures may not be effective in all cases. Errors or misconduct could have a material adverse effect on the Fund.
In addition, the Fund depends significantly on the Manager to source and evaluate Longevity Assets that may be invested in by the Fund. To the extent that the Manager is unable or unwilling to provide an adequate flow of Longevity Assets for investment, the Fund may be unable to realize its investment objectives.
Limited History of Operations Risk
. The Fund is a recently organized
closed-end
investment company with limited history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund operates under inopportune market or economic conditions, it may not be able to achieve its investment objectives. If the Fund fails to achieve its desired size, our expense ratio will be higher than expected. In addition, it may be difficult to implement the Fund’s strategy unless the Fund raises a meaningful amount of assets.
Interval Fund Risk
. The Fund is a closed-end investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust, By-Laws and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase shares on a quarterly basis, there is no guarantee that shareholders will be able to sell shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding nor more than 25% of the shares outstanding on the Repurchase Request Deadline. The quarterly repurchase offer amount will be determined by the Board before each quarterly repurchase offer. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s quarterly repurchase offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of shares. Additionally, in certain instances such quarterly repurchase offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws.
New Manager Risk
. The Manager has not previously managed an interval fund. Accordingly, shareholders in the Fund bear the risk that the Manager’s inexperience may limit its effectiveness.
Reliance on the Manager Risk
. Decisions with respect to the management of the Fund will be made by the Manager, under the oversight of the Board. There can be no assurance that all of the professionals of the Manager will continue to be associated with the Fund. The loss of the services of one or more members of the professional staff of the Manager could have a material adverse impact on the Fund’s ability to realize its investment objective.

Distribution Policy Risk
.
The Fund intends to make quarterly Distributions to its shareholders with the result being that all or substantially all of the Fund’s net investment income and net realized capital gains being distributed to its shareholders. The distribution policy also may cause the Fund to sell an asset at a time it would not otherwise do so in order to manage the distribution of income and gain. If taxable Distributions are reinvested in the Fund, such reinvestment may leave the shareholder with tax obligations without a related cash Distributions from the Fund, resulting in the need for such shareholder to fund the resulting tax obligation from other assets (i.e., assets other than cash or property received from Distribution(s)).
Repurchase Policy Risk
.
Quarterly repurchases by the Fund of its shares typically will be funded from available cash (including cash available under a credit facility, if any) or sales of portfolio investments. However, regulatory liquidity requirements for payment of repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Manager otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Manager may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money or use proceeds from the issuance of shares of preferred stock to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid assets. Also, the sale of investments to fund repurchases could reduce the market price of those assets, which in turn would reduce the Fund’s NAV.
Repurchase of the Fund’s shares will reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold, and expenses otherwise decrease less than proportionally (or increase). In addition, the repurchase of shares by the Fund may be a taxable event to shareholders subject to or otherwise participating in the repurchase.
Cybersecurity Risk
. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Fund, the Manager, the Custodian, the Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of assets in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.
Derivatives Risk
. The Fund’s present intention is to limit its investments in derivative instruments. Any investment, even limited, may expose the Fund to additional risks that it would not be subject to if it invested directly in the Longevity Assets or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives could subject the Fund to the risk of an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.
Natural Disaster/Epidemic Risk
. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19),
have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives, which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements instruments and can influence the ability of the Fund to complete share repurchases and otherwise affect Fund performance. A widespread crisis may also affect the global economy in ways that cannot be foreseen or predicted. How long such events will last and whether they will continue or recur cannot be predicted with any certainty. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock
. In 2020, the onset of the novel coronavirus
(COVID-19)
caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of
COVID-19.
These actions had a severe economic impact on global economies as economic activity. Financial markets across the globe are slowly recovering from this severe distress. While the
COVID-19
pandemic has seemingly “Normalized”, we must be vigilant for the next crisis, the cause of which is unknown. New shocks can arise from any source including increased tensions with Russia due to its invasion of Ukraine, friction with China over international trade and espionage, competition for natural resources including energy and rare earth materials, as well as global warming and domestic tensions, to name a few. Current and future global economic shocks may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.
Tax Risks
Regulated Investment Company Status
.
The Fund intends to qualify for treatment as a Regulated Investment Company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy an asset diversification test on a quarterly basis. If the Fund fails to satisfy the RIC qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions depending on the failure and the related causes. To qualify for such relief, the Fund may be required to dispose of certain assets, including in a manner that is inconsistent with its investment policies, and pay certain penalty taxes.

While the Fund intends to take the position that income from its investments in Longevity Assets results in gross income from such prescribed sources and such assets are otherwise qualifying assets for the above-mentioned RIC requirements, the tax treatment and characterization of Longevity Assets and similar assets under one or more of the qualification or distribution tests applicable to RICs is not certain and not without risk. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for RIC treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to U.S. corporate level taxation on its net taxable income at corporate rates, and all Distributions from earnings and profits, including any Distributions of net tax-exempt
income and net long-term capital gains, may be taxable to shareholders as dividend incomes to the extent Distributions are derived from the Fund’s current and accumulated earnings and profits.
The Fund’s intention to continue to qualify and be eligible for treatment as a RIC can limit its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for Distributions to shareholders, and such Distributions will be taxable to the shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Such Distributions, however, may be eligible (i) to be treated as qualified dividend income in the case of non-corporate
U.S. shareholders and (ii) for the distributions-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make Distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.
Excise Tax Risk
. A RIC that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year
period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required Distributions, is liable for a 4% (nondeductible) excise tax on the portion of the undistributed amounts of such income that are less than the required Distributions. There can be no assurance of the Fund’s excise tax liability.
Qualified Dividend Income Risk
.
Given the Fund’s investment strategies, in particular, the expectation that the Fund will be classified as a RIC and its anticipated investments in Longevity Assets, there can be no assurance as to what portions (if any) of the Fund’s Distributions will be designated as qualified dividend income, which means RIC Distributions taxed to shareholders may be subject to higher rates of tax than those applicable to qualified dividend income.
Additional tax considerations are discussed in this Prospectus (see, e.g., “
Certain U.S. Federal Income Tax Matters
”) and the related SAI.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust that was established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on August 23, 2023. The Fund’s Declaration of Trust dated March 8, 2024 (the “Declaration of Trust”) provides that the Board may authorize separate classes of shares of beneficial interest (subject to the receipt of exemptive relief from the SEC, as described below). The Board has authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders. The summary of the terms of the Declaration of Trust herein and elsewhere in the Prospectus and SAI is qualified entirely by the terms and conditions of the Declaration of Trust, which is incorporated by reference herein, is on file with the SEC and should be read carefully and retained for future reference.
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund currently offers one class of shares of beneficial interest but is authorized under the Declaration of Trust to issue multiple classes of shares. The Fund may file an application with the SEC to receive exemptive relief to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal charges, however there can be no guarantee that such exemptive relief will be granted. An investment in any share class of the Fund represents an investment in the same assets of the Fund.
The Declaration of Trust expressly waives the fiduciary duties of the Fund’s trustees, officers, and other agents under Delaware law. However, in no way does the Declaration of Trust modify, restrict, or eliminate the duties or liability of the trustees or officers with respect to liabilities and obligations of such persons with respect to matters arising under the federal securities laws.
The Declaration of Trust also contains provisions regarding derivative and direct claims of shareholders. Under the Declaration of Trust, shareholders of the Fund may not bring a derivative action to enforce the rights of the Fund unless certain conditions are met, including that, prior to the commencement of such derivative action, the complaining shareholders have made a written demand to the Board requesting that the Board cause the Fund to file the action itself; provided, however, that these conditions do not apply with respect to causes of action arising under the federal securities laws. The Declaration of Trust details information, certifications, undertakings, and acknowledgments that must be included in the demand and requires at least 10% of the shareholders of the Fund to join in bringing any derivative action other than an action arising under the federal securities laws. After the receipt of a shareholder demand submitted in accordance with the requirements of Delaware law and the Declaration of Trust, the Independent Trustees will consider the merits of the claim and determine whether maintaining a suit would be in the best interests of the Fund. If the demand for derivative action has been considered by the Board, and a majority of the Independent Trustees, after considering the merits of the claim, has determined that maintaining a suit would not be in the best interests of the Fund (or class, as applicable), the complaining shareholders shall be barred from commencing the derivative action. However, the aforementioned derivative action provisions do not apply to claims arising under the federal securities laws. The Board must be afforded adequate time to consider any pre-suit demand brought by the shareholder(s) unless the Board determines that the action is not likely to succeed. A demand on the Board shall only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as that term is defined in the Delaware Act);
The Declaration of Trust further provides that a group of shareholders may not bring or maintain a direct action against the Fund or the Trustees predicated upon an express or implied right of action under the Declaration of Trust (excepting rights of action permitted under Sections 3805(e) or 3819 of the Delaware Statutory Trust Act), nor shall any single shareholder, who is similarly situated to one or more other shareholders with respect to the alleged injury, have the right to bring such an action, unless shareholders who hold at least a majority of the outstanding shares of the Fund have obtained authorization from the Trustees to bring the action. However, the aforementioned direct action provisions do not apply to claims arising under the federal securities laws.
Under the Declaration of Trust, actions by shareholders against the Fund asserting a claim governed by Delaware law or the Fund’s organizational documents, other than matters arising under the federal securities laws, must be brought in the Court of Chancery of the State of Delaware or any other court in the State of Delaware with subject matter jurisdiction. Shareholders also waive the right to jury trial to the fullest extent permitted by law. The exclusive jurisdiction and forum provisions may make it more expensive for a shareholder to bring a suit and the suit may need to be brought in an inconvenient or less favorable forum. The exclusive Delaware jurisdiction and venue does not apply to claims brought under Federal securities laws.

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend Distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. The Investment Company Act may limit the payment of dividends to the holders of shares.
All shares of the Fund have the same rights and are identical in all material respects. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and Distributions declared by the Fund; and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid and non-assessable
when issued and have no
pre-emptive,
conversion or exchange rights.
Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among its shareholders. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, upon written request to the Fund’s Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to a shareholder’s account. Share certificates that have been issued to a shareholder may be returned at any time. The Fund’s Transfer Agent will maintain an account for each shareholder for recordation of registration of shares, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.
PLAN OF DISTRIBUTION
UMB Fund Services, Inc., with its principal address at 1010 Grand Avenue, Kansas City, MO 64106, has been engaged as the Distributor of the Fund’s shares to act on a reasonable efforts’ basis, subject to various conditions. The Fund may engage additional distributors from time to time.
The Fund’s shares are offered for sale through the Distributor initially at a price of $10 per share and thereafter at NAV, in each case, subject to a maximum sales load of up to 5% of the investment amount, a Distribution Fee of up to 0.25% per annum of the shareholder’s average daily NAV, and/or a Shareholder Service Expense of up to 0.15% per annum of the shareholder’s average daily NAV. The Distributor also may enter into selected dealer agreements with other broker-dealers for the sale and distribution of the Fund’s shares. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares but we expect that the Distributor will use its reasonable efforts to sell the shares. We do not expect that the shares will trade on any national securities exchange and the Distributor does not plan to act as a market maker for the shares.
The Fund is authorized under a distribution plan to pay to the Fund’s Distributors a Distribution Fee for certain activities relating to the Distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the shares. The plan operates in a manner consistent with Rule
12b-1
under the Investment Company Act, which regulates the manner in which an open-end
investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end
investment company, it has undertaken to comply with the terms of Rule
12b-1
as a condition of an exemptive order under the Investment Company Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund will pay a Distribution Fee at an annual rate of 0.25% of average daily net assets attributable to the applicable share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. Because the Distribution Fee is paid out of the Fund’s assets on an ongoing basis, over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
The Fund has adopted a shareholder service plan with respect to the shares under which the Fund may compensate financial industry professionals or firms up to 0.75% per year based on average daily NAV for providing ongoing services in respect of clients to whom they have distributed shares. Such services may include (i) electronic processing of client orders, (ii) electronic funds transfers between client and the Fund, (iii) account reconciliation with the Fund’s Transfer Agent, (iv) facilitation of electronic delivery to client of Fund documentation, (v) monitoring client accounts for back-up
withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or the Manager may reasonably request. Under the shareholder services plan, a shareholder may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to the shares.
The Manager or its affiliates, in the Manager’s discretion and from their own resources (which may include the Manager’s legitimate profits from the advisory fee it receives from the Fund), may pay additional compensation to brokers or dealers in connection with the sale and Distribution of Fund shares (the “Additional Compensation”). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker’s or dealer’s registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker’s or dealer’s registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments.

Volatile Markets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatile Markets Risks
. Markets experience periods of disruption and instability from time to time. The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Mortality Contract Market Volatility.
The market for Mortality Contracts is a relatively new and rapidly developing market within the financial services sector. Although it has grown substantially in the past several years, how and to what extent it will continue to develop is uncertain. As more investors flow into the market for Mortality Contracts, margins may be squeezed, and the purchase price of Mortality Contracts may become comparatively more expensive or subject to greater competition. There can be no assurance that Mortality Contracts will be available to the Fund on satisfactory or competitive terms.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification
Risk
. The value of a specific asset class or issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified
fund, the Fund may invest more than 5% of its total assets in the Longevity Assets of one or more issuers measured at the time of the acquisition of such Longevity Asset. The Fund’s performance may be more sensitive to any single economic, business, legal, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s Longevity Assets that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, including as a result of legal or regulatory issues or cybersecurity incidents.

Market Manipulation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Manipulation Risks
. While the risk of market manipulation exists in connection with transactions in any asset class, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional security. Similarly, there is not a formal trading market for Longevity Assets. Therefore, larger players in this asset class may have the ability to manipulate pricing for such contracts.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
. The NAV of the Fund changes daily based on the performance of its portfolio investments and other factors. The Manager’s judgments about the value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Manager relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third-parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Manager’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Manager’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging Risk
. The use of leverage such as borrowing money or issuing shares of preferred stock to purchase Longevity Assets, if the Manager determines to use leverage, may magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.
While the Manager has no current intention to use leverage, other than a credit line for liquidity purposes for its quarterly repurchase obligations, under the provisions of the Investment Company Act, the Fund will be permitted, as a registered closed-end
investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the Investment Company Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the Investment Company Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or repurchase outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for Distributions to our common shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, the preferred stock will rank “Senior” to common stock in our capital structure, preferred shareholders will have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our common shareholders, and the issuance of shares of preferred stock could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.
Holders of any preferred stock we might issue could be granted rights to (i) elect members of our Board; (ii) have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and accordingly could veto any such changes; and/or (iii) impose restrictions on the declarations and payment of dividends or other Distributions to the holders of our common shares and preferred stock which might impair our ability to maintain our qualification as a RIC for Federal income tax purposes.

Service Provider Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Service Provider Risks
.
The Fund will rely on service providers selected by the Manager, third-party originators or by borrowers to store, transfer, buy, sell, liquidate, record or otherwise service assets. Service providers will include affiliates of the Manager, such as ABL Technologies and LMA. The Fund will also rely on third-party life expectancy providers to support its valuations of the Longevity Assets. To the extent that a service provider or the technology deployed by a service provider fails to perform these tasks, the Fund’s investments may be adversely affected. These risks could affect the value of a particular investment, including the possible loss of the entire invested amount. Errors are inherent in the business and operations of any business, and, although the Sponsor will adopt measures to prevent and detect errors by, and misconduct of, counterparties and Service Providers, and transact with counterparties and Service Providers it believes to be reliable, such measures may not be effective in all cases. Errors or misconduct could have a material adverse effect on the Fund.
In addition, the Fund depends significantly on the Manager to source and evaluate Longevity Assets that may be invested in by the Fund. To the extent that the Manager is unable or unwilling to provide an adequate flow of Longevity Assets for investment, the Fund may be unable to realize its investment objectives.

Limited History of Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited History of Operations Risk
. The Fund is a recently organized
closed-end
investment company with limited history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund operates under inopportune market or economic conditions, it may not be able to achieve its investment objectives. If the Fund fails to achieve its desired size, our expense ratio will be higher than expected. In addition, it may be difficult to implement the Fund’s strategy unless the Fund raises a meaningful amount of assets.

New Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	New Manager Risk . The Manager has not previously managed an interval fund. Accordingly, shareholders in the Fund bear the risk that the Manager’s inexperience may limit its effectiveness.
Reliance on the Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Manager Risk
. Decisions with respect to the management of the Fund will be made by the Manager, under the oversight of the Board. There can be no assurance that all of the professionals of the Manager will continue to be associated with the Fund. The loss of the services of one or more members of the professional staff of the Manager could have a material adverse impact on the Fund’s ability to realize its investment objective.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk
.
The Fund intends to make quarterly Distributions to its shareholders with the result being that all or substantially all of the Fund’s net investment income and net realized capital gains being distributed to its shareholders. The distribution policy also may cause the Fund to sell an asset at a time it would not otherwise do so in order to manage the distribution of income and gain. If taxable Distributions are reinvested in the Fund, such reinvestment may leave the shareholder with tax obligations without a related cash Distributions from the Fund, resulting in the need for such shareholder to fund the resulting tax obligation from other assets (i.e., assets other than cash or property received from Distribution(s)).

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Policy Risk
.
Quarterly repurchases by the Fund of its shares typically will be funded from available cash (including cash available under a credit facility, if any) or sales of portfolio investments. However, regulatory liquidity requirements for payment of repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Manager otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Manager may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money or use proceeds from the issuance of shares of preferred stock to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid assets. Also, the sale of investments to fund repurchases could reduce the market price of those assets, which in turn would reduce the Fund’s NAV.
Repurchase of the Fund’s shares will reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold, and expenses otherwise decrease less than proportionally (or increase). In addition, the repurchase of shares by the Fund may be a taxable event to shareholders subject to or otherwise participating in the repurchase.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Fund, the Manager, the Custodian, the Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of assets in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. The Fund’s present intention is to limit its investments in derivative instruments. Any investment, even limited, may expose the Fund to additional risks that it would not be subject to if it invested directly in the Longevity Assets or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives could subject the Fund to the risk of an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Natural DisasterEpidemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Natural Disaster/Epidemic Risk
. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19),
have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives, which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements instruments and can influence the ability of the Fund to complete share repurchases and otherwise affect Fund performance. A widespread crisis may also affect the global economy in ways that cannot be foreseen or predicted. How long such events will last and whether they will continue or recur cannot be predicted with any certainty. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock
. In 2020, the onset of the novel coronavirus
(COVID-19)
caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of
COVID-19.
These actions had a severe economic impact on global economies as economic activity. Financial markets across the globe are slowly recovering from this severe distress. While the
COVID-19
pandemic has seemingly “Normalized”, we must be vigilant for the next crisis, the cause of which is unknown. New shocks can arise from any source including increased tensions with Russia due to its invasion of Ukraine, friction with China over international trade and espionage, competition for natural resources including energy and rare earth materials, as well as global warming and domestic tensions, to name a few. Current and future global economic shocks may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
Regulated Investment Company Status
.
The Fund intends to qualify for treatment as a Regulated Investment Company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy an asset diversification test on a quarterly basis. If the Fund fails to satisfy the RIC qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions depending on the failure and the related causes. To qualify for such relief, the Fund may be required to dispose of certain assets, including in a manner that is inconsistent with its investment policies, and pay certain penalty taxes.

While the Fund intends to take the position that income from its investments in Longevity Assets results in gross income from such prescribed sources and such assets are otherwise qualifying assets for the above-mentioned RIC requirements, the tax treatment and characterization of Longevity Assets and similar assets under one or more of the qualification or distribution tests applicable to RICs is not certain and not without risk. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for RIC treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to U.S. corporate level taxation on its net taxable income at corporate rates, and all Distributions from earnings and profits, including any Distributions of net tax-exempt
income and net long-term capital gains, may be taxable to shareholders as dividend incomes to the extent Distributions are derived from the Fund’s current and accumulated earnings and profits.
The Fund’s intention to continue to qualify and be eligible for treatment as a RIC can limit its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for Distributions to shareholders, and such Distributions will be taxable to the shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Such Distributions, however, may be eligible (i) to be treated as qualified dividend income in the case of non-corporate
U.S. shareholders and (ii) for the distributions-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make Distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

Excise Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Excise Tax Risk
. A RIC that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year
period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required Distributions, is liable for a 4% (nondeductible) excise tax on the portion of the undistributed amounts of such income that are less than the required Distributions. There can be no assurance of the Fund’s excise tax liability.

Qualified Dividend Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Qualified Dividend Income Risk
.
Given the Fund’s investment strategies, in particular, the expectation that the Fund will be classified as a RIC and its anticipated investments in Longevity Assets, there can be no assurance as to what portions (if any) of the Fund’s Distributions will be designated as qualified dividend income, which means RIC Distributions taxed to shareholders may be subject to higher rates of tax than those applicable to qualified dividend income.
Additional tax considerations are discussed in this Prospectus (see, e.g., “
Certain U.S. Federal Income Tax Matters
”) and the related SAI.

Valuation of Longevity Assets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Longevity
Asset
s Risks
. The Fund’s assets and liabilities are valued by the Manager pursuant to ABL Technologies’ Valuation Methodology and the Manager’s Valuation Policy, which has been approved by the Board and remains subject to continuous Board review and oversight.
The majority of the Fund’s portfolio investments do not have a readily determinable market price and will be fair valued pursuant to the Valuation Policy. The valuation of Longevity Assets involves inherent uncertainty (including, without limitation, the mortality related underwriting of insureds and future changes to premium payment schedules). The Valuation Policy, and procedures of ABL Technologies adopted by the Manager relating to the implementation of the Valuation Policy, are subject to change and may be revised from time to time. There is no guarantee that the value determined with respect to a particular Longevity Asset will represent the value that the Fund uses to calculate management fees, or that would be realized upon in the event of an immediate disposition of the investment, or that such valuation accurately reflects value of such Longevity Asset on the date of sale or at maturity. Such uncertainties as to the valuation of Longevity Assets could have an impact on the net asset value of the Fund and require adjustments to reported net asset values (i.e., if the earlier judgments of the Manager regarding the appropriate valuation should prove to be incorrect).
Although the Manager will leverage ABL Technologies’ Valuation Methodology, dataset, and predictive analytic tools as part of its fair valuation of Longevity Assets of the Fund, this is not a guarantee that the valuation estimate will accurately reflect the resulting revenue to the Fund and is solely the opinion of the Manager. Additionally, there is no guarantee that any specific data or type of data obtained by the Manager or ABL Technologies as part of the Manager’s fair valuation of Longevity Assets of the Fund will be (i) the most accurate data available or (ii) free from errors.
The Fund does not make specific estimates of the cost to maintain each Mortality Contract.
For Mortality Contracts in the Fund’s portfolio, the Fund will be responsible for maintaining such Mortality Contracts in force, including paying insurance premiums and servicing costs. If a life insurance issuer increases the premium charged for certain Mortality Contracts, the amounts required to be paid for premiums will increase, requiring the Fund to incur additional costs for such Mortality Contract, which may adversely and materially affect returns on such Mortality Contract and consequently reduce the value of the Fund.
In the event a life insurance issuer experiences significantly higher than anticipated expenses associated with operation and/or policy administration, or, in some instances, lower investment returns, the life insurance issuer may have the right to increase the charges to its contract owners (usually limited by guaranteed caps).
Since
mid-2015,
more than fifteen life insurance issuers have instituted premium increases. While these life insurance issuers did not specify the reason for the increases, it is generally believed that a low interest rate environment was a significant contributing factor in the decision to raise the cost of insurance. In many cases, these increases were material. There can be no assurance that Mortality Contracts acquired by the Fund will not be subject to increased costs, including increased premium and servicing fees. If any of the Fund’s Mortality Contracts are affected by a cost increases the value of such Mortality Contract may be materially reduced or the Fund may decide or may be forced to allow such Mortality Contract to lapse, in either case resulting in a loss to the Fund.
In determining the fair value of Mortality Contracts, the Manager does not make specific estimates of the present value cost of premium for each contract. Instead, the Manager will utilize the A.M. Best Company rating of each life insurance carrier as a proxy for the likelihood of any insurance premium increases. While the Manager believes that the use of the A.M. Best Company ratings serve as an effective proxy for the probability of any increase in cost of insurance for any given Mortality Contract, there can be no assurance that this will accurately reflect any future cost of insurance premium increases.
The Fund relies primarily on one life expectancy service provider for valuation of Fund assets.
The Manager believes that life expectancy is one of the most critical factors for accurate valuation of a Mortality Contract. Consistent with standard industry practice, the Manager expects to engage multiple life expectance providers to determine whether or not to purchase a Mortality Contract but to primarily use a single life expectancy provider to estimate the longevity of the named insureds for each Mortality Contract in the Fund’s portfolio for ongoing valuation after purchase While the Manager believes that Lapetus Solutions’ life expectancy reports provide the Manager with the best and most conservative information to accurately value Mortality Contracts, the Manager does not guarantee that Lapetus Solutions’ life expectancy reports are the most accurate reports available. Moreover, to the extent that Lapetus Solutions is unable to provide life expectancy reports on a prompt basis, the Manager may be required to access alternative life expectancy service providers that may not provide the same level of detail and support as the Manager believes it receives from Lapetus Solutions. In addition, to the extent that there are errors, biases, or deficiencies in the data obtained and analyzed by a third-party life expectancy service provider, such deficiencies will impact the life expectancy reports reviewed by the Manager and may impact the valuation determination developed by the Manager.
The Fund estimates the fair value and discount to face value of each Mortality Contract by leveraging ABL Technologies’ database of over 1,000 historical, proprietary trades.
The Manager leverages ABL Technologies’ dataset of over 1,000 Longevity Asset transactions transacted by affiliates of the Manager to compare potential transactions against completed trades. To the extent that there are any errors or deficiencies in this dataset, the Manager’s valuation may be adversely affected by such deficiencies. Moreover, to the extent that the Manager’s affiliates are unable in the future to maintain a similar quantity of transactions, ABL Technologies’ dataset may not represent a large enough sample size to accurately support the Manager’s valuation process. In such event, the Fund’s Valuation Designee and Manager’s investment committee may be unable to obtain a suitable replacement dataset for its valuation of Fund assets, determination of fair value, and estimation of value for purchases and sales of portfolio assets.

Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interval Fund Risk
. The Fund is a closed-end investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust, By-Laws and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase shares on a quarterly basis, there is no guarantee that shareholders will be able to sell shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding nor more than 25% of the shares outstanding on the Repurchase Request Deadline. The quarterly repurchase offer amount will be determined by the Board before each quarterly repurchase offer. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s quarterly repurchase offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of shares. Additionally, in certain instances such quarterly repurchase offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws.

Longevity Asset Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Longevity Asset Litigation Risk
. The acquisition of certain Mortality Contracts has been subjected to allegations of fraud and misconduct as reflected in certain litigated cases. Some of these cases, some of which have been brought by regulatory authorities, involve allegations of fraud, breaches of fiduciary duty, bid, rigging, non-disclosure
of material facts and associated misconduct. Lawsuits have also been brought by some Mortality Contract issuers that challenge the legality of the original issuance of certain Mortality Contracts based on lack of insurable interest, fraud and misrepresentation grounds. More recently, the estates or heirs of named insures have brought suit against purchasers of Mortality Contracts following the named insured’ death seeking to recover the death benefits paid under these Mortality Contracts based on state laws that entitle the estates or heirs of insureds to recover death benefits paid to parties without a valid insurable interest.
Uncertainty of Market for Longevity Assets
. Demand for, and pricing of, Longevity Assets depends significantly on, among other things: (i) the health, medical condition and estimated life expectancy of the named insured under a Mortality Contract; (ii) changes in general economic conditions, including interest rates, inflation rates, government regulations, overall industry conditions (with significant capital being deployed in this space over the past few years), political conditions, volatility in the financial markets, and the legislative and regulatory environment; and (iii) additional factors including mortality tables then in use by industry professionals. Accordingly, the Fund may not be successful to identify and acquire suitable Mortality Contracts. If the Fund succeeds in acquiring Longevity Assets, these same factors affecting demand for and pricing of Longevity Assets may make it difficult for the Fund to dispose of such Longevity Assets prior to a named insured’s death. The market for Longevity Assets may not be liquid when the Fund desires to sell and finding counterparties is uncertain. These uncertainties may result in the Issuer paying too much for Longevity Assets or selling Longevity Assets at too low a price. Furthermore, should the Fund need to sell Longevity Assets for liquidity reasons it may not be able to do so at prices acceptable to the Sponsor or at all. All of the foregoing could adversely affect the Fund’s ability to execute its investment strategy and meet its investment objectives.

Longevity Assets Acquisition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Longevity Assets Acquisition Risk
. The pace of the Fund’s acquisitions depends on the availability of Longevity Assets that meet the Fund’s eligibility criteria and other purchase parameters. The supply of Longevity Assets that meet the Fund’s criteria is limited, and thus the period required for the Fund to be fully invested could be extremely long and the prices for such Longevity Assets may be higher than standard pricing models will predict. There are only a limited number of Longevity Assets available in the market from time to time. There can be no assurance that the Fund will be able to source Longevity Assets on terms acceptable to the Fund. Changes in the economy and other changed circumstances may result in a reduced supply of Longevity Assets. Such changes could result from, among other things: (i) improvement in the economy, generating higher investment returns to insureds and other owners of Longevity Assets from their investment portfolios; (ii) improvements in health insurance coverage, limiting the need of insureds to obtain funds to pay the cost of their medical treatment by selling their Longevity Assets; (iii) the entry into the market of less reputable third-party brokers who submit inaccurate or false Longevity Assets information to the Issuer; (iv) the establishment of new licensing requirements for market participants and a delay in complying or an inability to comply with such new requirements; or (v) refusal of the carrier that issued a Longevity Asset to consent to its transfer. A change in the availability of Longevity Assets could adversely affect the Fund’s ability to execute its investment strategy and meet its investment objectives.
Competition to Purchase Mortality Contracts by Issuers
. Recently, certain Mortality Contract issuers began offering to purchase certain of their in-force
Mortality Contracts from their current insureds by offering “enhanced cash surrender value payments,” and thus competing directly with secondary and tertiary market participants. Life settlement industry professionals who transact in Mortality Contracts have attacked the legality of these issuer repurchases, and some state insurance regulators have declared that these repurchase offers are unlawful, while other state insurance regulators have approved them. To the extent that life insurance issuers can repurchase their own in-force
Mortality Contracts at enhanced surrender values, they present additional competition to the Fund to acquire Mortality Contracts.
Uncertainty of Life Expectancy Estimates for Mortality Contracts
. Secondary and tertiary market prices for Mortality Contracts depend, in large measure, upon the estimated life expectancy of the named insureds. The return to the Fund on Mortality Contracts is heavily dependent on the accuracy of the longevity estimate as compared to such insured’s or annuitant’s actual life. The medical underwriting process underlying life expectancy estimates is highly subjective, and mortality and longevity estimates are inherently uncertain. In addition, there can be no assurance that the applicable medical underwriting firm received accurate or complete information regarding the health of an insured under a Mortality Contract, or that such insured’s health has not changed following delivery. Different medical underwriting firms use different methods and may arrive at materially different longevity estimates for the same individual based on the same information, thus causing the value of a Mortality Contract to vary. Moreover, as methods of calculating mortality estimates change over time, a mortality estimate prepared by any medical underwriting firm in connection with the acquisition of Mortality Contracts may be different from a mortality estimate prepared by the same person at a different point in time. Therefore, the estimated value of Mortality Contracts may vary depending on the date of the longevity estimate and the medical underwriting firms who provide such estimates.
For the reasons stated above, the actual longevity of an insured may be materially different than the estimated longevity. If the actual longevity is longer than projected, it would negatively impact the timing of distributions and return on investment to the investors. If too many longevity estimates are materially underestimated, the Fund may be unable to meet its investment objectives and goals. Relatedly, the actual longevity of an annuitant would negatively impact the return to the Fund if the actual longevity of the annuitant is shorter than expected. The business of rendering life expectancies for individual insured is generally not regulated by the U.S. federal or state governments with the exception of the states of Florida and Texas, which require life expectancy providers to register with their respective offices of insurance regulation. There can be no assurance that this business will not become more broadly regulated and, if so, that any such regulation would not have a material adverse effect on the ability of the Fund to obtain life expectancies of insured (if needed) in connection with the purchase, maintenance and sale of Longevity Assets.
Improvements in Medicine and Disease Treatment
. In addition to other factors affecting the accuracy of life expectancy estimates, improvements in medicine, disease treatment, pharmaceuticals, other medical and health services, better access to health care, better adherence to treatment plans, improved nutritional habits, improved lifestyle, an improved economic environment and a higher standard of living could lead to increases in the longevity of the insureds. If insureds outlive their longevity estimates, the cost to the Fund to maintain the related Mortality Contract may increase (both in duration of payments and potential increases in costs of premium and servicing) and profitability of the Mortality Contract could decrease; however, to the extent that a Mortality Contract is matched with an Annuity Contract on the named insured’s life, the Annuity Contract may offset some or cover the increased Mortality Contract costs (including premium and servicing costs) resulting in delays in distribution timing.
Validity of (updated) Underwriting Tables Used by Medical Underwriters for Certain Mortality Contracts.
The Valuation Methodology utilized by the Manager to conduct a fair valuation review of Longevity Assets of the Fund leverages an amended form of the U.S. Society of Actuaries 2015 Valuation Basic Table, or later tables as such becomes available and adopted (the “Basic Table”). Although the relevance and accuracy of the Basic Table is checked on a regular basis, there is no guarantee that the valuation of a Longevity Asset will not be overstated or understated in the event the Basic Table is based on outdated statistics. The Manager and the Fund are not responsible for incorrect valuations of the Longevity Asset made in good faith, whether due to inaccuracies of the Basic Table or otherwise. There is currently insufficient historical data on the accuracy of life expectancy predictions as against actual lives measured. Moreover, the Manager does not rely exclusively on historical data because of the reasons set forth above, including advances in modern medicine. It is impossible to predict with certainty any insured’s life expectancy.
Risk of Premium Funding on Portfolio Mortality Contracts
. In order to realize on its investment in Mortality Contracts, the Fund must ensure that its Mortality Contract remain in force. Failure by the Fund to pay premiums on Mortality Contracts when due could result in termination or “lapse” of such Mortality Contracts and will result in the loss of the Fund’s investment in such Mortality Contract. The Fund will be relying on the Manager and its servicers to determine premium requirements, and the Fund must in turn build those requirements into its projection of cost for the Mortality Contract and cash flow needs for the Fund. The Fund may reserve funds to pay future premiums as well as to service repurchase requirements. The reservation of assets to pay premium and fund repurchases likely will required to hold cash in low or no interest bearing accounts which will in turn result in lower returns to shareholders.
Liquidity Risks Relating to the Longevity Assets
. The liquidation value of Longevity Assets is important where, for example, it becomes necessary to sell Longevity Assets in order to meet the Fund’s cash flow needs. At particular times, liquidation of Longevity Assets may not be a viable option to meet the Fund’s liquidity requirements because, among other things: (i) the lack of a market for such Longevity Assets at the time; (ii) the uncertainties surrounding the liquidation value of an individual Longevity Asset; (iii) the extensive amount of time and effort it might take to sell a Longevity Asset; (iv) the effect excessive sales of Longevity Assets may have on transactions and future cash flows; and (v) the tax consequences. If the Fund cannot timely liquidate assets to fund its cashflow needs, it may need to look to other sources such as additional share sales (which could dilute investors’ investments), borrowing (as the same may be limited by the rules and regulations of the Investment Company Act) or allowing certain Mortality Contracts to lapse.
In addition, the Fund’s liquidity needs may be greater in the early years of its establishment, especially since empirical evidence from various portfolios of certain Mortality Contracts suggests that fewer deaths occur in the early years of a portfolio. A method of mitigating liquidity risks is for the Fund to have adequate cash in reserve to meet short-term cash flow needs. The disadvantage of this is that a large amount of cash in reserve reduces the amount of Longevity Assets that the Issuer can acquire for its portfolio and therefore the potential returns.
Origination Risks for Acquiring Certain Mortality Contracts
. In addition to the risks relating to insurable interest, the Fund also faces the risk that an original owner of certain Mortality Contracts, the related insured, the insurance agent involved in the issuance of such Mortality Contract, or other party may have committed fraud, or misstated or failed to provide material information in connection with the origination or subsequent sale of such Mortality Contract. While certain Mortality Contracts may not be challenged for fraud after the end of the two-year
contestability period, there may be situations where such fraud in connection with the issuance of certain Mortality Contract may survive the contestability period. If an issuing insurance company successfully challenges a Mortality Contract acquired by the Fund on the grounds of fraud, the Fund may lose its entire investment in such Morality Contract. Furthermore, if the age of an insured was misstated, the Issuer may receive lower death benefits than expected. In addition, there may be information directly relevant to the value of a Mortality Contract, including, but not limited to, information relating to the insured’s medical or financial condition, to which the Fund will not have access. It is not possible to verify the accuracy or completeness of each piece of information or the completeness of the overall information supplied by such parties. Any such misstatement or omission could cause the Fund to rely on assumptions which turn out to be inaccurate.

Additionally, there can be no assurance that the seller of a Mortality Contract properly acquired it from the former owner, or that a former beneficiary or other interested party will not attempt to challenge the validity of the transfer. The occurrence of any one or more of these factors could adversely affect the Fund’s performance and returns.
Credit Risk of Longevity Asset Issuers
. The Fund will assume the credit risk associated with Longevity Assets issued by various insurers. The failure or bankruptcy of any such Longevity Asset issuer could have a material adverse impact on the Fund’s ability to achieve its investment objectives. An Annuity Contract issuer’s business tends to track general economic and market conditions that are beyond the Fund’s control, including extended economic recessions, interest rate changes, the subprime lending market crisis or changes in investor perceptions regarding the strength of insurers generally and the Longevity Assets or annuities they offer. Adverse economic factors and volatility in the financial markets may have a material adverse effect on the Longevity Asset issuer’s business obligation to pay claims. Moreover, in the case of insolvency, certain state laws prioritize use of state bailout funds to make whole individual, rather than investor, policy holders.
Certain Longevity Assets May Expire When an Insured Attains a Certain Age
. Longevity Assets may have a stated expiration date when the named insured reaches a certain age and beyond such date the issuing insurance company may not be obligated to pay (i) further distributions on Annuity Contracts, or (ii) death benefits on a Mortality Contract (other than the cash surrender value which is usually a low value, if any), in accordance with the terms of such Mortality Contract. Therefore, if the named insured survives to the stated age set forth in the Longevity Asset, the issuing insurance company may (i) stop paying Annuity Contract distribution, or (ii) only be obligated to pay a surrender value on Mortality Contracts, which could have an adverse effect on the performance of the Fund.
Adverse Scrutiny or Publicity Related to the Fund or the Market for Longevity Assets
. Certain regulators, lawmakers and other governmental authorities, as well as many insurance companies and insurance industry organizations are hostile to or otherwise concerned about certain aspects of the longevity-contingent asset markets. Certain transactions pursuant to which Longevity Assets are acquired and certain parties that engage in such transactions have also been, and may continue to be, portrayed negatively in some widely read publications and other media. These industry opponents regularly contend that such transactions pursuant to which Longevity Assets are acquired are contrary to public policy by promoting financial speculation on human life and often involve elements of fraud and other wrongdoing. Continued public opposition to such transactions pursuant to which Longevity Assets are acquired, as well as actual or alleged wrongdoing by participants in the industry, could have a material adverse effect on the Fund, including on the value and/or liquidity of the Issuer’s investments.
Tracking the Insureds and Annuitants
. Generally, the Manager employs servicing and tracking agents to contact as appropriate and monitor insureds and annuitant (or their representatives). Where the insured has died, the longer it takes to learn of the death, the more premiums the Fund will have to pay (although premium payments made after the date of death should be ultimately refunded) and the further in the future the death benefits would be realized (resulting in an interest free loan to the policy issuer). In some U.S. states, regulators may limit the frequency of contacts that tracking agents may make to the Insured or an Insured’s representative or limit tracking agents’ access to named insureds’ medical records. Occasionally, Mortality Contract issuers encounter (or assert) situations where the body of the insured or reasonable other evidence of death cannot be located and/or identified. As a result, the death claim can be delayed by up to seven years, but ultimately the death benefit must be paid. Furthermore, there are also significant U.S. Federal and state laws relating to privacy of personal information, which laws will affect the operations of the servicing and tracking agents and their ability to properly service the Longevity Assets. Changes in the laws relating to the Social Security Administration’s Death Master File (the “Master File”) limit the effectiveness of the Master File as a tracking tool. These laws both limit the records included in the Master File and who may access it. Accordingly, these changes may make it more difficult to service Longevity Assets and tracking named insureds to learn about the deaths of the insureds. Servicing and tracking agents use other sources of information, including commercial databases that incorporate data from state Department of Motor Vehicle systems and obituary notices in order to track mortalities which are helpful, but not always complete.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Terminus 200
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
Contact Personnel Name	Brian T. Casey, Esq.
NAV [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	68
Expense Example, Years 1 to 5	123
Expense Example, Years 1 to 10	297
Five Percentage Load [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	70
Expense Example, Years 1 to 3	118
Expense Example, Years 1 to 5	173
Expense Example, Years 1 to 10	$ 347
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common shares	[2]

[1]	Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. See “PLAN OF DISTRIBUTION.”
[2]	The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you to understand the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.
[3]	Shareholders may be subject to a redemption fee on share repurchased during the first 365 days after their purchase. A redemption fee of 1.00% may be imposed on certain repurchases of shares made within 12 months of the date of purchase on shares purchased without an initial sales charge.
[4]	The Management Fee presented may be adjusted downward, but never upward, as more fully described on page 7.
[5]	Shareholders may pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.25% of the average daily net assets attributable to shares and is payable on a monthly basis. See “PLAN OF DISTRIBUTION.”
[6]	The Fund may charge a shareholder servicing fee of up to 0.15% per year. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund may reasonably request. For more information regarding Shareholder Servicing Expenses, see “PLAN OF DISTRIBUTION.”
[7]	Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.